Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign exchange rate		747.37
Incremental interest rate	1.45%
Fogape's annual sales, description	The largest measure was to provide additional funds to the Guarantee Fund for Small Companies (Fogape), a state fund that guarantees loans, leases and other credits provided to small businesses, extend Fogape’s coverage to companies with annual sales of up to UF 1 million and further amend the rules and regulations governing Fogape to encourage banks to provide lending to small businesses. Under Fogape’s new regulations, domestic banks, including us, may provide loans with preferential interest rates equal to the MPR plus 3% and terms of up to 48 months to eligible companies in an aggregate amount equal to up to 3 months of a company’s sales and receive a guarantee from Fogape for between 60% and 85% of each loan (“Fogape loans”). Such loans must have a 6-month grace period before a company must begin paying the loan. In addition, companies that receive loans guaranteed by Fogape pursuant to these new regulations, will also have payment holiday for all other outstanding loans until a period of 6 months.
Average cost to sale of assets	3.20%	3.10%
Percentage of net income	0.30	0.30
CLF [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign exchange rate	29,070.33	28,309.94
Percentage of inflation	2.70%	2.70%
USD [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign exchange rate	1
Banco Santander-Chile [Member] | Banco Santander Spain [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Proportion of ownership interest in subsidiary	99.50%
Teatinos Siglo XXi inversiones Ltda [Member] | Banco Santander Spain [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Santander-Chile Bank [Member] | Banco Santander Spain [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Proportion of ownership interest in subsidiary	67.18%